Financial liabilities at fair value through profit or loss - Schedule of Inputs Used for Valuation of Convertible Bonds (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Inputs Used For Valuation Of Convertible Bonds Abstract
Expected volatility	72.64%	73.64%
Risk-free interest rate	4.13%	4.20%
Time to maturity (year)	9 years 5 months 4 days
Market capitalization (in Dollars)	$ 35.7
Bond maturity		0.76
Weighted average share price (in Dollars per share)		$ 2